ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

12. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2022	2023
	RMB	RMB
Accrued payroll and social insurance	95,297	53,679
Taxes payable	21,742	29,666
Deposits of BNY MELLON	32,726	33,078
Deposits	303	406
Staff reimbursements	7,991	5,727
Accrued liabilities for class action	83,575	-
Other payables	1,090	1,984
Accrued expenses and other current liabilities	242,724	124,540